INVESTMENT IN JOINT VENTURE	6 Months Ended
Jun. 30, 2026
INVESTMENT IN JOINT VENTURE
INVESTMENT IN JOINT VENTURE:

NOTE 9 - INVESTMENT IN JOINT VENTURE:

A.	Basis of accounting

The Company accounts for its interest in THI as an investment in a joint venture using the equity method in accordance with IAS 28.

B.	Carrying amount and movements

The movement in the carrying amount of the investment in THI during the six months ended June 30, 2026 was as follows:

U.S. dollars in thousands
Carrying amount at January 1, 2026	12,050
Share-based compensation	30
Collection of receivables from THI related to supplier reimbursement obligations	(304)
Share of loss of THI for the six months ended June 30, 2026 net of the accretion adjustment	(655)
Carrying amount at June 30, 2026	11,121

The investment in THI is presented within non-current assets in the condensed consolidated statement of financial position.

C.	Summarised financial information

The summarised financial information presented below represents amounts for THI on a 100% basis, The Company’s interest in THI is 70%.

Statement of financial position (100% THI):

	June 30,	December 31,
	2026	2025

	U.S. dollars in thousands
Current Assets*	9,358	8,534
Non-current assets	9,706	9,910
Current Liabilities	5,730	4,172
Non - Current Liabilities	1,491	1,537
Net Assets	11,843	12,735
*includes the reclassification of the stock subscriptions receivable from Cumberland ($1.9 million at its present value as of June 30, 2026 and December 31, 2025) from contra-equity to a receivable.

Reconciliation to the carrying amount of the investment
Six Months Ended
June 30, 2026
U.S. dollars in thousands
THI's net assets (on an IFRS basis, see table above), excluding goodwill	10,287
Goodwill	1,556
THI's net assets on an IFRS basis, as presented above	11,843
Company's ownership interest	70%
Share of THI's net assets accounted for under the equity method	8,290
Add: Receivable from THI for inventory transferred *	2,831
Total investment in joint venture, as presented on the Consolidated Statements of Financial Position	11,121

* Represents the Company's receivable from THI for inventory transferred in connection with the formation transaction, expected to be settled from THI's operating cash flows over time.

Summarized statement of profit and loss (100% THI)
Six Months Ended June 30, 2026
U.S. dollars in thousands
Net Revenue	1,313
Gross profit	577
Net loss	(1,017)
The loss and comprehensive loss above includes the following items required to be separately disclosed under IFRS 12:
Depreciation and amortization	221
Interest income	65
Income tax benefit	46